Share-Based Payment (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2011 Maximum	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2009 Restricted Stock Units	Jun. 05, 2007 DIRECTV Plan	Dec. 31, 2010 DIRECTV Plan Stock Options	Nov. 19, 2009 LEI Plan	Nov. 30, 2009 LEI Plan Restricted Stock Units
Share-Based Payment
Number of shares authorized under stock-based compensation plan					21,000,000		21,000,000
Number of stock options and stock appreciation rights, assumed (in shares)							16,700,000
Number of DIRECTV Class A common stock issued to LEI Plan holders (in shares)						1,000,000		1,100,000
Vesting period under stock plans (in years)		3 years
Performance period (in years)	3 years
Changes in the status of outstanding restricted stock units
Nonvested at the beginning of the period (in shares)		8,217,559
Granted (in shares)		2,387,908
Vested and distributed (in shares)		(2,723,303)
Forfeited (in shares)		(286,272)
Nonvested at the end of the period (in shares)		7,595,892	8,217,559
Vested and expected to vest at the end of year (in shares)		7,374,625
Weighted-average grant date fair value
Nonvested units outstanding, at beginning of the period (in dollars per share)		$ 25.74
Granted (in dollars per share)		$ 41.14	$ 30.83	$ 21.57
Vested and Distributed (in dollars per share)		$ 23.40
Forfeited (in dollars per share)		$ 33.05
Non-vested at the end of the period (in dollars per share)		$ 31.35	$ 25.74
Expected to vest weighted-average grant date fair value (in dollars per share)		$ 31.35
Additional General Disclosures
Total fair value of awards vested and distributed		$ 125	$ 81	$ 52